Income Taxes - Provision for Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [Abstract]
Loss before income taxes	$ (31,580)	$ (27,655)	$ (24,751)
Statutory Canadian corporate tax rate	23.00%	23.00%	23.00%
Anticipated tax recovery	$ (7,263)	$ (6,361)	$ (5,693)
Difference in tax rates	3,323	2,841	3,552
Share-based compensation expense	668	441	547
Revaluation of tax balances	(639)	2	(338)
Impact of Barbados rate change	0	(9,088)	0
Other permanent differences	94	325	(368)
Expiry of tax benefits	1,804	3,382	1,614
Change in fair value of warrant derivative	(286)	(1,215)	5
Provision to offset deferred tax asset	2,429	9,770	765
Current income taxes	$ 130	$ 97	$ 84